UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Ultra-Short Income Fund
Class A [ARMZX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Western Asset Ultra-Short Income Fund returned 4.71%. The Fund compares its performance to the ICE  BofA 3-Month U.S. Treasury Bill Index, which returned 3.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-quality non-agency mortgage-backed security (MBS) and asset-backed security (ABS) positioning
↑	Investment-grade credit positioning
↑	Agency MBS positioning

Top detractors from performance:
↓	Duration positioning
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve exposure, which contributed to performance. Index credit default swaps were used to manage credit exposure, which minimally contributed to performance.
Western Asset Ultra-Short Income Fund	PAGE 1	7579-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class A 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	4.71	3.57	3.03
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Prior to September 7, 2018, purchases of Class A shares were subject to a maximum front-end sales charge. Performance shown above does not reflect this sales charge.
Effective April 22, 2020, the Fund changed its name and adopted the Fund’s current principal investment strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$480,402,705
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$944,745
Portfolio Turnover Rate	48%
Western Asset Ultra-Short Income Fund	PAGE 2	7579-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, Mark S. Lindbloom, Amit Chopra, and Rafael Zielonka joined the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Ultra-Short Income Fund	PAGE 3	7579-ATSR-0726

Western Asset Ultra-Short Income Fund
Class C [LWAIX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$144	1.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C shares of Western Asset Ultra-Short Income Fund returned 4.02%. The Fund compares its performance to the ICE  BofA 3-Month U.S. Treasury Bill Index, which returned 3.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-quality non-agency mortgage-backed security (MBS) and asset-backed security (ABS) positioning
↑	Investment-grade credit positioning
↑	Agency MBS positioning

Top detractors from performance:
↓	Duration positioning
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve exposure, which contributed to performance. Index credit default swaps were used to manage credit exposure, which minimally contributed to performance.
Western Asset Ultra-Short Income Fund	PAGE 1	7055-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C	4.02	2.77	2.41
Class C (with sales charge)	3.02	2.77	2.41
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective April 22, 2020, the Fund changed its name and adopted the Fund’s current principal investment strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$480,402,705
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$944,745
Portfolio Turnover Rate	48%
Western Asset Ultra-Short Income Fund	PAGE 2	7055-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, Mark S. Lindbloom, Amit Chopra, and Rafael Zielonka joined the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Ultra-Short Income Fund	PAGE 3	7055-ATSR-0726

Western Asset Ultra-Short Income Fund
Class C1 [ARMGX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$141	1.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C1 shares of Western Asset Ultra-Short Income Fund returned 4.07%. The Fund compares its performance to the ICE  BofA 3-Month U.S. Treasury Bill Index, which returned 3.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-quality non-agency mortgage-backed security (MBS) and asset-backed security (ABS) positioning
↑	Investment-grade credit positioning
↑	Agency MBS positioning

Top detractors from performance:
↓	Duration positioning
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve exposure, which contributed to performance. Index credit default swaps were used to manage credit exposure, which minimally contributed to performance.
Western Asset Ultra-Short Income Fund	PAGE 1	7507-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C1	4.07	2.96	2.41
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective April 22, 2020, the Fund changed its name and adopted the Fund’s current principal investment strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$480,402,705
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$944,745
Portfolio Turnover Rate	48%
Western Asset Ultra-Short Income Fund	PAGE 2	7507-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, Mark S. Lindbloom, Amit Chopra, and Rafael Zielonka joined the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Ultra-Short Income Fund	PAGE 3	7507-ATSR-0726

Western Asset Ultra-Short Income Fund
Class I [SBAYX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$39	0.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class I shares of Western Asset Ultra-Short Income Fund returned 5.11%. The Fund compares its performance to the ICE  BofA 3-Month U.S. Treasury Bill Index, which returned 3.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-quality non-agency mortgage-backed security (MBS) and asset-backed security (ABS) positioning
↑	Investment-grade credit positioning
↑	Agency MBS positioning

Top detractors from performance:
↓	Duration positioning
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve exposure, which contributed to performance. Index credit default swaps were used to manage credit exposure, which minimally contributed to performance.
Western Asset Ultra-Short Income Fund	PAGE 1	7724-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class I	5.11	3.85	3.29
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective April 22, 2020, the Fund changed its name and adopted the Fund’s current principal investment strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$480,402,705
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$944,745
Portfolio Turnover Rate	48%
Western Asset Ultra-Short Income Fund	PAGE 2	7724-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, Mark S. Lindbloom, Amit Chopra, and Rafael Zielonka joined the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Ultra-Short Income Fund	PAGE 3	7724-ATSR-0726

Western Asset Ultra-Short Income Fund
Class IS [ARMLX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$36	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class IS shares of Western Asset Ultra-Short Income Fund returned 5.03%. The Fund compares its performance to the ICE  BofA 3-Month U.S. Treasury Bill Index, which returned 3.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-quality non-agency mortgage-backed security (MBS) and asset-backed security (ABS) positioning
↑	Investment-grade credit positioning
↑	Agency MBS positioning

Top detractors from performance:
↓	Duration positioning
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve exposure, which contributed to performance. Index credit default swaps were used to manage credit exposure, which minimally contributed to performance.
Western Asset Ultra-Short Income Fund	PAGE 1	7131-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class IS	5.03	3.88	3.34
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective April 22, 2020, the Fund changed its name and adopted the Fund’s current principal investment strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$480,402,705
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$944,745
Portfolio Turnover Rate	48%
Western Asset Ultra-Short Income Fund	PAGE 2	7131-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, Mark S. Lindbloom, Amit Chopra, and Rafael Zielonka joined the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Ultra-Short Income Fund	PAGE 3	7131-ATSR-0726

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2025 and May 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,496 in May 31, 2025 and $38,881 in May 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2025 and $0 in May 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $10,000 in May 31, 2025 and $10,000 in May 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2025 and $0 in May 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in May 31, 2025 and $344,935 in May 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Ultra-Short Income Fund
Financial Statements and Other Important Information
Annual  | May 31, 2026

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Financial Statements and Other Important Information — Annual

Schedule of Investments
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 49.4%
Communication Services — 3.1%
Diversified Telecommunication Services — 1.0%
AT&T Inc., Senior Notes	4.100%	2/15/28	$1,090,000	$1,085,642
AT&T Inc., Senior Notes	4.700%	8/15/30	820,000	823,695
NTT Finance Corp., Senior Notes	4.620%	7/16/28	1,000,000	1,000,887 (a)
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	820,000	789,198
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	1,008,000	892,675
Total Diversified Telecommunication Services				4,592,097
Entertainment — 0.1%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	196,000	195,040
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	400,000	395,672 (a)
Total Entertainment				590,712
Interactive Media & Services — 1.4%
Alphabet Inc., Senior Notes	3.875%	11/15/28	850,000	845,241
Alphabet Inc., Senior Notes	3.700%	2/15/29	900,000	888,447
Meta Platforms Inc., Senior Notes	4.200%	11/15/30	1,960,000	1,935,231
Meta Platforms Inc., Senior Notes	4.550%	5/15/31	3,100,000	3,089,776
Total Interactive Media & Services				6,758,695
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	216,000	215,966 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	190,000	185,845 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	230,000	236,279 (a)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	129,617 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	70,000	72,768 (a)
Total Media				840,475
Wireless Telecommunication Services — 0.4%
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	1,200,000	1,155,032
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	970,000	941,519
Total Wireless Telecommunication Services				2,096,551

Total Communication Services				14,878,530
Consumer Discretionary — 4.6%
Automobile Components — 0.1%
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.125%	4/15/31	220,000	220,625 (a)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobile Components — continued
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	$200,000	$202,155 (a)
Total Automobile Components				422,780
Automobiles — 1.5%
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,410,000	1,409,399 (a)
General Motors Co., Senior Notes	4.200%	10/1/27	1,310,000	1,306,409
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,400,000	1,399,003
Hyundai Capital America, Senior Notes	5.950%	9/21/26	1,380,000	1,387,533 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	1,230,000	1,240,996 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	330,000	293,926 (a)
Total Automobiles				7,037,266
Broadline Retail — 1.0%
Amazon.com Inc., Senior Notes	3.850%	3/13/28	1,150,000	1,145,787
Amazon.com Inc., Senior Notes	3.900%	11/20/28	570,000	565,964
Amazon.com Inc., Senior Notes	4.000%	3/13/29	780,000	774,395
Amazon.com Inc., Senior Notes	4.100%	11/20/30	630,000	621,251
Prosus NV, Senior Notes	3.257%	1/19/27	1,630,000	1,616,330 (a)
Total Broadline Retail				4,723,727
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp. Ltd., Senior Notes	5.875%	6/15/31	290,000	294,721 (a)
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	810,000	821,067 (a)
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	2,250,000	2,277,825
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	2,420,000	2,455,355
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	120,000	116,060 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	660,000	662,431 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,460,000	1,476,827 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	530,000	521,509
Sands China Ltd., Senior Notes	2.850%	3/8/29	220,000	209,635
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	390,000	410,329 (a)
Total Hotels, Restaurants & Leisure				9,245,759
Specialty Retail — 0.1%
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	390,000	381,102 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	100,000	100,245 (a)
Total Specialty Retail				481,347

Total Consumer Discretionary				21,910,879
Consumer Staples — 3.5%
Food Products — 0.9%
Mars Inc., Senior Notes	4.600%	3/1/28	4,230,000	4,252,591 (a)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — 2.6%
Altria Group Inc., Senior Notes	2.625%	9/16/26	$1,550,000	$1,544,028
Altria Group Inc., Senior Notes	4.875%	2/4/28	1,060,000	1,067,622
Altria Group Inc., Senior Notes	6.200%	11/1/28	1,900,000	1,972,538
BAT Capital Corp., Senior Notes	3.557%	8/15/27	710,000	703,688
BAT Capital Corp., Senior Notes	2.259%	3/25/28	2,050,000	1,973,076
Imperial Brands Finance PLC, Senior Notes	4.500%	6/30/28	1,170,000	1,169,346 (a)
Japan Tobacco Inc., Senior Notes	4.850%	5/15/28	1,120,000	1,128,654 (a)
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,080,000	1,085,514
Philip Morris International Inc., Senior Notes	4.125%	4/28/28	1,710,000	1,702,930
Total Tobacco				12,347,396

Total Consumer Staples				16,599,987
Energy — 4.0%
Oil, Gas & Consumable Fuels — 4.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	250,000	260,764 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	1,200,000	1,199,534
Chord Energy Corp., Senior Notes	6.000%	10/1/30	150,000	151,926 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	1,707,000	1,710,354 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,800,000	1,851,290 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,370,000	1,356,563 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	830,000	825,854
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	120,000	122,002 (a)
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	1,570,000	1,564,210
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	1,110,000	1,119,111
Energy Transfer LP, Senior Notes	5.550%	2/15/28	1,970,000	2,004,163
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	490,000	491,225
EQT Corp., Senior Notes	3.900%	10/1/27	306,000	304,154
EQT Corp., Senior Notes	5.000%	1/15/29	1,170,000	1,180,259
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	940,000	938,352
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	250,000	248,450
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	30,000	30,836 (a)
Targa Resources Corp., Senior Notes	4.350%	1/15/29	730,000	727,261
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	220,000	222,798
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.000%	3/15/28	$830,000	$823,877
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	420,000	457,443 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	80,000	82,211 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	30,000	33,124 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	30,000	33,694 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	60,000	63,671 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	300,000	299,625
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	1,100,000	1,143,269

Total Energy				19,246,020
Financials — 15.7%
Banks — 9.5%
Banco Santander SA, Senior Notes	4.551%	11/6/30	1,200,000	1,182,026
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	2,600,000	2,592,948 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	1,800,000	1,772,330 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	2,070,000	2,069,484 (b)
Bank of America Corp., Senior Notes (5.162% to 1/24/30 then SOFR + 1.000%)	5.162%	1/24/31	1,120,000	1,139,098 (b)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	960,000	964,755 (b)
Bank of America Corp., Subordinated Notes (3 mo. Term SOFR + 1.022%)	4.696%	9/15/26	200,000	200,233 (b)
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	778,712
BNP Paribas SA, Senior Notes (2.591% to 1/20/27 then SOFR + 1.228%)	2.591%	1/20/28	700,000	691,821 (a)(b)
BNP Paribas SA, Senior Notes (4.792% to 5/9/28 then SOFR + 1.450%)	4.792%	5/9/29	1,230,000	1,231,888 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	850,000	857,758 (a)(b)
Citibank NA, Senior Notes	4.929%	8/6/26	1,550,000	1,551,444
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Senior Notes (3.070% to 2/24/27 then SOFR + 1.280%)	3.070%	2/24/28	$1,430,000	$1,416,833 (b)
Citigroup Inc., Senior Notes (4.643% to 5/7/27 then SOFR + 1.143%)	4.643%	5/7/28	4,780,000	4,791,947 (b)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	800,000	794,775 (a)(b)
HSBC Holdings PLC, Senior Notes (5.240% to 5/13/30 then SOFR + 1.570%)	5.240%	5/13/31	1,110,000	1,124,313 (b)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,900,000	1,920,654 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	1,480,000	1,482,463 (b)
JPMorgan Chase & Co., Senior Notes (5.040% to 1/23/27 then SOFR + 1.190%)	5.040%	1/23/28	1,190,000	1,195,784 (b)
JPMorgan Chase & Co., Senior Notes (5.103% to 4/22/30 then SOFR + 1.435%)	5.103%	4/22/31	1,460,000	1,484,525 (b)
JPMorgan Chase & Co., Senior Notes (5.148% to 4/23/36 then SOFR + 1.260%)	5.148%	4/23/37	440,000	437,478 (b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	1,220,000	1,141,555 (b)
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,660,000	2,651,244
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	580,000	582,769
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	1,400,000	1,398,504 (b)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	3,620,000	3,619,480
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	890,000	890,338 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	150,000	147,922 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	260,000	266,409 (b)
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	3,460,000	3,499,743 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,000,000	1,999,664
Total Banks				45,878,897
Capital Markets — 3.4%
Depository Trust Co., Senior Notes	4.300%	3/27/29	1,160,000	1,156,931 (a)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	$1,830,000	$1,818,629 (b)
Goldman Sachs Group Inc., Senior Notes (4.369% to 10/21/30 then SOFR + 1.060%)	4.369%	10/21/31	1,150,000	1,127,399 (b)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	730,000	730,117 (b)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	1,570,000	1,613,325 (b)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	2,990,000	2,986,540 (b)
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	1,000,000	1,007,704 (b)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	2,180,000	2,235,450 (b)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	1,140,000	1,137,204 (b)
UBS AG, Senior Notes	1.250%	6/1/26	1,200,000	1,200,000
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	1,550,000	1,540,918 (a)(b)
Total Capital Markets				16,554,217
Consumer Finance — 0.5%
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	1,170,000	1,186,656 (a)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	1,050,000	1,045,150 (a)
Total Consumer Finance				2,231,806
Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	2,110,000	2,095,457
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	1,890,000	1,907,898
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	550,000	553,077
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.125%	2/28/29	350,000	345,423
Block Inc., Senior Notes	6.000%	8/15/33	190,000	190,205 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	480,000	497,874 (a)
LPL Holdings Inc., Senior Notes	4.900%	4/3/28	1,200,000	1,204,569
Total Financial Services				6,794,503
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — 0.6%
Aon North America Inc., Senior Notes	5.150%	3/1/29	$1,270,000	$1,290,778
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	150,000	156,522 (a)
Nippon Life Insurance Co., Senior Notes	4.748%	4/2/31	1,300,000	1,301,731 (a)
Total Insurance				2,749,031
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	940,000	921,420 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	440,000	445,553
Total Mortgage Real Estate Investment Trusts (REITs)				1,366,973

Total Financials				75,575,427
Health Care — 4.8%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/27	2,430,000	2,444,546
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	570,000	557,654
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	980,000	992,837 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	694,000	698,464
Total Health Care Equipment & Supplies				2,248,955
Health Care Providers & Services — 2.7%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	1,050,000	1,052,874
Cencora Inc., Senior Notes	4.625%	12/15/27	770,000	773,687
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,270,000	1,266,892
CVS Health Corp., Senior Notes	4.300%	3/25/28	790,000	787,715
Humana Inc., Senior Notes	1.350%	2/3/27	2,780,000	2,728,439
Humana Inc., Senior Notes	5.750%	12/1/28	350,000	359,207
McKesson Corp., Senior Notes	4.250%	9/15/29	1,380,000	1,372,414
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	570,000	573,058
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	920,000	917,648
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	2,050,000	2,070,074
UnitedHealth Group Inc., Senior Notes	4.800%	1/15/30	990,000	1,000,677
Total Health Care Providers & Services				12,902,685
Life Sciences Tools & Services — 0.2%
Agilent Technologies Inc., Senior Notes	4.200%	9/9/27	880,000	878,414
Pharmaceuticals — 1.0%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	570,000	584,114 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	210,000	214,833
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	1,840,000	1,857,092
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	$1,865,000	$1,867,577
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	211,048
Total Pharmaceuticals				4,734,664

Total Health Care				23,209,264
Industrials — 4.6%
Aerospace & Defense — 1.7%
Boeing Co., Senior Notes	3.250%	2/1/28	460,000	451,394
Boeing Co., Senior Notes	3.200%	3/1/29	720,000	695,139
Bombardier Inc., Senior Notes	7.250%	7/1/31	50,000	52,599 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	90,000	93,852 (a)
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	730,000	719,372 (a)
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	1,110,000	1,117,644
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	220,000	219,733
Lockheed Martin Corp., Senior Notes	4.150%	8/15/28	720,000	719,053
RTX Corp., Senior Notes	5.750%	11/8/26	2,720,000	2,736,143
RTX Corp., Senior Notes	4.125%	11/16/28	900,000	894,380
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	230,000	234,804 (a)
Total Aerospace & Defense				7,934,113
Building Products — 0.0%††
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	210,000	213,975 (a)
Commercial Services & Supplies — 0.1%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	220,000	215,146 (a)
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	240,000	235,541 (a)
Total Commercial Services & Supplies				450,687
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	3.950%	3/6/29	200,000	197,772
GE Vernova Inc., Senior Notes	4.250%	2/4/31	1,100,000	1,086,093
Total Electrical Equipment				1,283,865
Ground Transportation — 0.5%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,380,000	1,364,847
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	1,070,000	1,056,676 (a)
Total Ground Transportation				2,421,523
Machinery — 0.5%
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,040,000	1,038,727
John Deere Capital Corp., Senior Notes	4.950%	7/14/28	1,190,000	1,209,745
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — continued
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	$110,000	$108,741 (a)
Total Machinery				2,357,213
Passenger Airlines — 0.3%
American Airlines Pass-Through Trust	3.375%	5/1/27	1,184,775	1,168,804
Delta Air Lines Pass-Through Trust	2.000%	6/10/28	335,567	325,091
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	120,000	118,832
Total Passenger Airlines				1,612,727
Professional Services — 0.1%
Paychex Inc., Senior Notes	5.100%	4/15/30	530,000	536,252
Trading Companies & Distributors — 1.1%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	70,000	72,777 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	70,000	73,093 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	210,000	214,116 (a)
Sumisho Air Lease Corp., Senior Notes	1.875%	8/15/26	2,510,000	2,495,856
Sumisho Air Lease Corp., Senior Notes	5.300%	2/1/28	1,620,000	1,636,192
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	210,000	194,396
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	640,000	657,622 (a)
Total Trading Companies & Distributors				5,344,052

Total Industrials				22,154,407
Information Technology — 3.3%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	120,000	124,883 (a)
IT Services — 0.1%
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	290,000	296,727 (a)
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	210,000	212,586 (a)
Total IT Services				509,313
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices Inc., Senior Notes	4.319%	3/24/28	1,530,000	1,534,764
Broadcom Inc., Senior Notes	5.050%	7/12/27	150,000	151,534
Broadcom Inc., Senior Notes	4.800%	4/15/28	1,370,000	1,383,030
Broadcom Inc., Senior Notes	4.600%	7/15/30	1,160,000	1,161,090
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	207,118 (a)
Intel Corp., Senior Notes	1.600%	8/12/28	1,840,000	1,731,706
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	1,080,519
Total Semiconductors & Semiconductor Equipment				7,249,761
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — 1.0%
Oracle Corp., Senior Notes	4.550%	2/4/29	$800,000	$792,110
Oracle Corp., Senior Notes	4.200%	9/27/29	1,300,000	1,267,520
Oracle Corp., Senior Notes	4.950%	2/4/31	480,000	472,114
ServiceNow Inc., Senior Notes	4.250%	5/15/28	200,000	200,034
ServiceNow Inc., Senior Notes	4.700%	8/15/31	710,000	710,663
Synopsys Inc., Senior Notes	4.650%	4/1/28	970,000	973,796
Synopsys Inc., Senior Notes	4.850%	4/1/30	220,000	221,283
Total Software				4,637,520
Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc., Senior Notes	1.400%	8/5/28	2,850,000	2,694,850
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	200,000	203,732 (a)
Hewlett Packard Enterprise Co., Senior Notes	4.400%	10/15/30	600,000	590,549
Total Technology Hardware, Storage & Peripherals				3,489,131

Total Information Technology				16,010,608
Materials — 1.6%
Chemicals — 0.4%
Equate Petrochemical Co. KSCC, Senior Notes	4.250%	11/3/26	1,620,000	1,614,022 (a)
Construction Materials — 0.2%
Amrize Finance US LLC, Senior Notes	4.700%	4/7/28	1,100,000	1,103,299
Metals & Mining — 0.7%
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	900,000	944,291 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	200,000	205,535 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	990,000	983,114 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,050,000	1,049,782
Total Metals & Mining				3,182,722
Paper & Forest Products — 0.3%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,500,000	1,496,695 (a)

Total Materials				7,396,738
Real Estate — 0.3%
Health Care REITs — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	590,000	576,436 (a)
Specialized REITs — 0.2%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	430,000	432,443 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	160,000	162,362 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	50,000	50,278 (a)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialized REITs — continued
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	$250,000	$247,012 (a)
Total Specialized REITs				892,095

Total Real Estate				1,468,531
Utilities — 3.9%
Electric Utilities — 3.6%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,340,000	1,365,752
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	650,000	654,314
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	420,000	416,848
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	1,190,000	1,186,302
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	680,000	695,176
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,110,000	1,117,638
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.500%	3/20/27	1,150,000	1,153,665
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	2,330,000	2,265,736
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	1,110,000	1,135,264
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,560,000	1,580,257 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	2,390,000	2,441,723
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	190,000	189,418 (a)
Vistra Operations Co. LLC, Senior Notes	5.050%	12/30/26	1,220,000	1,225,479 (a)
Vistra Operations Co. LLC, Senior Notes	4.550%	10/30/28	830,000	826,700 (a)
Vistra Operations Co. LLC, Senior Notes	4.700%	1/31/31	1,050,000	1,032,394 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	80,000	83,287 (a)
Total Electric Utilities				17,369,953
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	620,000	624,031 (a)
Multi-Utilities — 0.2%
Engie SA, Senior Notes	5.250%	4/10/29	890,000	906,695 (a)

Total Utilities				18,900,679
Total Corporate Bonds & Notes (Cost — $237,242,204)				237,351,070
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 17.0%
522 Funding CLO Ltd., 2019-5A AR2 (3 mo. Term SOFR + 1.020%)	4.693%	4/15/35	$670,000	$670,814 (a)(b)
AB Issuer LLC, 2026-1A A2	6.405%	4/30/56	650,000	649,842 (a)
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	630,000	631,922 (a)(b)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. Term SOFR + 0.819%)	4.404%	10/25/35	324,202	312,108 (b)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	4.880%	4/17/38	890,000	892,002 (a)(b)
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	910,000	907,811 (a)
Apex Credit CLO Ltd., 2020-1A A1R3 (3 mo. Term SOFR + 1.160%)	4.835%	4/20/35	900,000	900,823 (a)(b)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	4.855%	10/20/34	910,000	911,551 (a)(b)
Apidos CLO Ltd., XXXA A2R (3 mo. Term SOFR + 1.500%)	5.175%	10/18/31	1,230,000	1,233,857 (a)(b)
Ares CLO Ltd., 2021-60A AR2 (3 mo. Term SOFR + 0.960%)	4.635%	7/18/34	560,000	560,015 (a)(b)
ARI Fleet Lease Trust, 2025-B A2	4.590%	3/15/34	1,922,195	1,927,499 (a)
Atlas Senior Loan Fund Ltd., 2025-26A AN (3 mo. Term SOFR + 1.340%)	5.004%	10/22/38	600,000	602,040 (a)(b)
Atlas Senior Loan Fund Ltd., 2025-26A AY (3 mo. Term SOFR + 1.330%)	4.994%	10/22/38	220,000	220,634 (a)(b)
AutoNation Finance Trust, 2026-1A A4	4.180%	6/11/31	430,000	427,383 (a)
AutoNation Finance Trust, 2026-1A C	4.560%	10/14/31	530,000	525,163 (a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	470,000	468,521 (a)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	1,000,000	1,017,769 (a)
Avis Budget Rental Car Funding AESOP LLC, 2025-1A A	4.800%	8/20/29	390,000	391,469 (a)
Balboa Bay Loan Funding Ltd., 2021-1A AR (3 mo. Term SOFR + 0.990%)	4.665%	7/20/34	870,000	870,487 (a)(b)
Basswood Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.030%)	4.705%	4/20/34	800,000	799,995 (a)(b)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	5.073%	7/15/36	320,000	320,537 (a)(b)
Bayfront Iabs Pte Ltd., 7A A (SOFR + 1.280%)	4.910%	4/11/48	656,731	657,930 (a)(b)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.010%	7/11/47	550,000	550,438 (a)(b)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.885%	1/20/39	$650,000	$651,366 (a)(b)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.317%	10/25/37	1,130,000	1,133,372 (a)(b)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	4.823%	4/15/35	660,000	660,332 (a)(b)
Brightwood Capital MM CLO Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.450%)	5.123%	10/15/35	710,000	709,116 (a)(b)
Capital Automotive REIT, 2024-2A A1	4.900%	5/15/54	1,406,250	1,406,883 (a)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.065%	10/20/37	830,000	832,128 (a)(b)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	155,999	142,651 (a)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.184%	4/22/37	200,000	200,220 (a)(b)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,024,744	960,086 (a)
CNH Equipment Trust, 2022-B A3	3.890%	11/15/27	118,407	118,399
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	469,574	474,059 (a)
Columbia Cent CLO Ltd., 2022-32A A1R2 (3 mo. Term SOFR + 1.120%)	4.787%	7/24/34	1,070,000	1,071,849 (a)(b)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	274,473	237,571 (a)
Driven Brands Funding LLC, 2025-1A A2	5.296%	10/20/55	199,000	192,072 (a)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.795%	4/20/37	830,000	830,347 (a)(b)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	5.195%	4/20/37	250,000	250,406 (a)(b)
Enterprise Fleet Financing LLC, 2023-1 A3	5.420%	10/22/29	2,049,101	2,059,530 (a)
Enterprise Fleet Financing LLC, 2026-1 A4	4.290%	9/20/32	700,000	694,817 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	766,175	770,005
Ford Credit Auto Owner Trust, 2023-A A4	4.560%	12/15/28	1,000,000	1,003,128
Ford Credit Auto Owner Trust, 2024-A A3	5.090%	12/15/28	793,284	798,068
Fortress Credit Bsl Ltd., 2021-1A AR (3 mo. Term SOFR + 1.100%)	4.775%	4/20/33	391,533	391,963 (a)(b)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	4.903%	10/15/38	760,000	761,454 (a)(b)
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	293,542	294,186 (a)
GM Financial Consumer Automobile Receivables Trust, 2022-4 A4	4.880%	8/16/28	1,839,905	1,843,852
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.143%	7/30/37	430,000	431,182 (a)(b)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	100,000	103,245 (a)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Hertz Vehicle Financing LLC, 2026-2A B	6.080%	11/25/32	$500,000	$503,003 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	244,333	219,405 (a)
Hilton Grand Vacations Trust, 2023-1A A	5.720%	1/25/38	294,416	298,498 (a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. Term SOFR + 0.864%)	4.449%	10/25/35	152,490	151,822 (b)
Kinetic ABS Issuer LLC, 2026-1A A2	5.219%	2/25/56	1,260,000	1,250,907 (a)
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.872%	1/21/39	470,000	470,706 (a)(b)
M&T Bank RV Trust, 2026-1A A	4.350%	1/15/46	1,230,789	1,218,162 (a)
M&T Equipment Notes, 2023-1A A4	5.750%	7/15/30	1,270,000	1,279,605 (a)
Magnetite Ltd., 2021-31A A1R (3 mo. Term SOFR + 1.000%)	4.673%	7/15/34	730,000	730,632 (a)(b)
Man Capital CLO Ltd., 2021-2RA A1R (3 mo. Term SOFR + 1.320%)	4.990%	4/17/39	910,000	912,269 (a)(b)
MAPS Trust, 2026-1A A	5.201%	1/15/51	614,726	603,184 (a)
Marble Point CLO Ltd., 2021-4A A1R (3 mo. Term SOFR + 1.160%)	4.824%	1/22/35	1,020,000	1,020,895 (a)(b)
MetroNet Infrastructure Issuer LLC, 2025-2A A2	5.400%	8/20/55	790,000	795,123 (a)
Mountain Point CLO Ltd., 2026-1A A1 (3 mo. Term SOFR + 1.230%)	4.950%	4/20/39	390,000	390,382 (a)(b)
Mountain View CLO Ltd., 2019-2A A1R (3 mo. Term SOFR + 1.670%)	5.343%	7/15/37	480,000	480,000 (a)(b)
Mountain View CLO Ltd., 2019-2AR A1R2 (3 mo. Term SOFR + 1.290%)	4.918%	7/15/37	300,000	300,075 (a)(b)(c)
MVW LLC, 2020-1A A	1.740%	10/20/37	216,281	215,181 (a)
MVW LLC, 2026-1A A	4.670%	3/20/43	1,152,933	1,148,070 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	4.642%	1/15/43	13,982	13,982 (a)(b)
Navient Private Education Refi Loan Trust, 2024-A A	5.660%	10/15/72	1,116,635	1,130,142 (a)
Navient Refinance Loan Trust, 2026-A A	4.500%	1/18/56	1,255,164	1,235,566 (a)
Navient Student Loan Trust, 2015-1 A2 (30 Day Average SOFR + 0.714%)	4.327%	4/25/40	509,704	494,925 (b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	4.327%	12/26/69	383,303	379,417 (a)(b)
Navigator Aviation Ltd., 2025-1 A	5.107%	10/15/50	395,507	387,012 (a)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	4.327%	9/25/42	189,455	187,740 (a)(b)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Nelnet Student Loan Trust, 2015-3A A2 (30 Day Average SOFR + 0.714%)	4.327%	2/27/51	$1,584,861	$1,584,522 (a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	4.747%	4/20/62	1,550,000	1,551,978 (a)(b)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	4.457%	4/20/62	523,062	520,854 (a)(b)
Nelnet Student Loan Trust, 2025-1A A1 (30 Day Average SOFR + 0.750%)	4.362%	10/25/33	1,555,812	1,556,163 (a)(b)
Neuberger Berman Loan Advisers CLO Ltd., 2022-51A AR2 (3 mo. Term SOFR + 1.000%)	4.666%	10/23/36	730,000	730,688 (a)(b)
OCCU Auto Receivables Trust, 2025-1A D	5.600%	11/15/34	750,000	753,537 (a)
Ocean Trails CLO Ltd., 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	4.973%	10/15/34	570,000	570,880 (a)(b)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.005%	7/20/35	870,000	871,226 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	4.895%	10/20/38	250,000	250,357 (a)(b)
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	77,430	77,365 (a)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	4.825%	4/20/38	500,000	500,141 (a)(b)
Palmer Square Loan Funding Ltd., 2024-1A A1R (3 mo. Term SOFR + 0.820%)	4.493%	10/15/32	828,202	828,568 (a)(b)
Parallel Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.390%)	5.065%	7/20/36	880,000	880,694 (a)(b)
Phantom Aviation, 2026-1A A	5.240%	1/15/51	484,286	472,655 (a)
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.053%	1/30/38	410,000	411,550 (a)(b)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	519,496	517,861 (a)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,163,225	1,168,344 (a)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.206%	12/15/39	1,238,854	1,216,724 (b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.492%	10/15/41	852,161	891,562 (a)(b)
SLM Student Loan Trust, 2005-4 B (90 Day Average SOFR + 0.442%)	4.110%	7/25/55	102,659	97,876 (b)
SLM Student Loan Trust, 2013-1 A3 (30 Day Average SOFR + 0.664%)	4.277%	5/26/55	492,822	487,536 (b)
SLM Student Loan Trust, 2013-6 A3 (30 Day Average SOFR + 0.764%)	4.377%	6/26/55	507,155	502,748 (b)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	4.542%	1/15/53	1,381,282	1,372,886 (a)(b)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2024-C A1B (30 Day Average SOFR + 1.100%)	4.742%	6/17/52	$599,850	$599,608 (a)(b)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	244,386	229,608 (a)
Sotheby’s Artfi Master Trust, 2026-1A A1	4.800%	6/20/33	1,270,000	1,266,096 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	454,462	428,401 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.875%	4/20/38	850,000	850,774 (a)(b)
Symphony CLO Ltd., 2025-52A AR (3 mo. Term SOFR + 1.150%)	4.815%	1/20/36	790,000	790,431 (a)(b)
Synchrony Card Funding LLC, 2024-A1 A	5.040%	3/15/30	2,000,000	2,014,356
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	1,000,000	988,342 (a)
Trinitas CLO Ltd., 2021-16A A1R (3 mo. Term SOFR + 1.130%)	4.805%	7/20/34	660,000	661,041 (a)(b)
Triton Container Finance LLC, 2026-1A A	5.260%	5/20/51	1,280,000	1,277,916 (a)
Uniti Fiber Abs Issuer LLC, 2025-2A A2	5.177%	1/20/56	460,000	455,375 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	4.663%	7/30/32	159,744	159,924 (a)(b)
Voya CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 2.062%)	5.737%	1/20/31	360,000	361,390 (a)(b)
Wendy’s Funding LLC, 2019-1A A2II	4.080%	6/15/49	815,967	785,728 (a)
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	4.943%	10/15/35	1,100,000	1,101,107 (a)(b)
Woodmont Trust, 2023-12A A1R (3 mo. Term SOFR + 1.400%)	5.067%	10/25/32	707,496	707,703 (a)(b)

Total Asset-Backed Securities (Cost — $82,119,937)				81,784,115
Collateralized Mortgage Obligations(d) — 13.7%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	4.818%	9/15/34	500,000	499,433 (a)(b)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	219,209	191,465 (a)(b)
Angel Oak Mortgage Trust, 2025-6 A3	5.920%	4/25/70	699,698	702,784 (a)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	4.957%	1/20/43	520,000	521,246 (a)(b)
BANK, 2021-BN32 A5	2.643%	4/15/54	960,000	872,312 (b)
BANK, 2021-BN36 A5	2.470%	9/15/64	390,000	346,909
BANK5, 2026-5YR22 A3	5.713%	6/15/59	1,050,000	1,086,847 (c)
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	5.000%	5/19/43	700,000	700,622 (a)(b)
Benchmark Mortgage Trust, 2021-B29 XA, IO	0.988%	9/15/54	11,892,386	379,157 (b)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	$620,000	$552,958
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	850,000	874,816 (b)
Benchmark Mortgage Trust, 2023-V3 XA, IO	0.813%	7/15/56	20,880,175	300,236 (b)
BMP, 2024-MF23 A (1 mo. Term SOFR + 1.372%)	4.999%	6/15/41	1,182,500	1,184,356 (a)(b)
BOCA Commercial Mortgage Trust, 2025-BOCA A (1 mo. Term SOFR + 1.600%)	5.227%	12/15/42	1,040,000	1,042,931 (a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	49,433	48,871 (a)(b)
BRAVO Residential Funding Trust, 2024-NQM1 A1	5.943%	12/1/63	441,116	442,767 (a)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,290,000	1,197,439 (a)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	4.617%	1/17/39	1,544,748	1,544,873 (a)(b)
BX Commercial Mortgage Trust, 2024-XL5 A (1 mo. Term SOFR + 1.392%)	5.019%	3/15/41	1,598,615	1,602,955 (a)(b)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	390,000	367,358 (a)(b)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.377%	8/15/42	1,050,000	1,053,632 (a)(b)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	4.431%	10/15/36	1,350,000	1,349,965 (a)(b)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.063%	8/19/43	760,000	760,689 (a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	3.999%	8/25/35	723	714 (a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	4.279%	10/25/35	3,266	3,206 (a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	513,051	473,036 (a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	326,242
Cross Mortgage Trust, 2023-H2 A1A	7.135%	11/25/68	345,706	347,730 (a)
Cross Mortgage Trust, 2024-H2 A1	6.093%	4/25/69	186,713	187,836 (a)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	46,768	45,560 (a)
CSMC Trust, 2019-AFC1 A2	3.776%	7/25/49	102,833	100,330 (a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,393,678 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	200,870	192,732 (a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	262,939	228,680 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	262,939	220,569 (a)(b)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	$326,995	$291,160 (a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	627,956	529,511 (a)(b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,063,302	981,333 (a)(b)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	136,917	137,931 (a)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	465,962	396,211 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	248,451	219,831 (a)(b)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.927%	10/15/42	876,451	878,630 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (30 Day Average SOFR + 0.564%)	4.177%	9/25/49	514,611	504,433 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	5.912%	8/25/33	180,362	182,791 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	5.712%	10/25/33	588,719	599,964 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.012%	2/25/42	880,000	888,588 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.112%	6/25/42	810,000	839,321 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	5.562%	2/25/44	510,000	515,456 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	653,072	604,847 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	4.457%	6/1/28	10	10 (b)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	6.712%	6/25/43	300,000	310,388 (a)(b)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.112%	10/25/43	$870,000	$886,059 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2025-18 FH (30 Day Average SOFR + 1.400%)	5.012%	8/25/54	1,552,893	1,571,400 (b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	69,197	69,117 (b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	5.172%	3/25/42	483,356	480,783 (b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	5.388%	8/25/43	204,662	205,742 (b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.814%	8/25/42	144,489	145,377 (b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (30 Day Average SOFR + 0.514%)	4.127%	5/25/42	32,982	32,914 (b)
GCAT Trust, 2020-NQM1 A3	3.554%	1/25/60	339,215	336,276 (a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.275%	2/20/61	13,007	13,000 (b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	4.175%	3/20/63	86,366	85,960 (b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. Term SOFR + 1.114%)	4.775%	3/20/66	394,748	397,620 (b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. Term SOFR + 0.614%)	4.275%	7/20/67	146,751	146,673 (b)
Government National Mortgage Association (GNMA), 2019-H16 CF (1 mo. Term SOFR + 0.814%)	4.475%	10/20/69	845,387	848,236 (b)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.005%	4/20/70	1,000,854	999,565 (b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	3.925%	9/20/71	1,382,815	1,378,876 (b)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Government National Mortgage Association (GNMA), 2021-H09 QF (30 Day Average SOFR + 1.500%)	5.125%	6/20/71	$2,671,847	$2,751,899 (b)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	4.140%	3/20/27	53,522	5,438 (a)(b)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	4.617%	6/20/35	137,228	128,376 (b)
INCREF LLC, 2026-FL2 (1 mo. Term SOFR + 1.450%)	5.120%	12/19/43	910,000	923,650 (a)(b)(c)
JPMorgan Mortgage Trust, 2025-NQM5 A1	4.879%	5/25/66	922,266	916,001 (a)(b)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	581,914	556,829 (a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1	5.750%	4/25/61	435,623	436,237 (a)
Legacy Mortgage Asset Trust, 2021-GS5 A1	6.250%	7/25/67	913,469	915,010 (a)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.113%	5/18/42	590,000	591,887 (a)(b)
MF1 LLC, 2026-FL21 A (1 mo. Term SOFR + 1.350%)	4.975%	2/18/41	210,000	210,199 (a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	4.820%	10/16/36	198,214	198,480 (a)(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	265,921	260,877 (a)(b)
Mill City Mortgage Trust, 2015-2 M3	3.681%	9/25/57	238,236	237,168 (a)(b)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.027%	3/15/36	910,000	909,672 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	20,402	20,359
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC2 A1	5.440%	4/27/71	759,315	761,365 (a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	216,467	207,507 (a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	519,438	461,270 (a)(b)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.850%	3/27/62	712,908	671,627 (a)(b)
New Residential Mortgage Loan Trust, 2026- NQM3 A3	5.189%	2/25/66	897,344	887,343 (a)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	1,000,000	998,923 (a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	534,456	438,636 (a)(b)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	539,163	448,302 (a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	636,541	533,263 (a)(b)
OBX Trust, 2026-NQM1 A3	5.171%	11/25/65	791,900	785,072 (a)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
PLYM Commercial Mortgage Trust, 2026-IND A (1 mo. Term SOFR + 1.250%)	4.877%	3/15/43	$1,130,000	$1,132,188 (a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	811,736	696,527 (a)(b)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	455,897	459,926 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	5,524	1,433
Residential Asset Securitization Trust, 2003- A11 A2, PAC (1 mo. Term SOFR + 0.564%)	4.149%	11/25/33	12,618	12,395 (b)
RIDE, 2025-SHRE A	5.438%	2/14/47	1,160,000	1,174,355 (a)(b)
SCMS Mortgage Trust, 2025-BNC1 A2	4.502%	12/15/57	829,791	825,508 (a)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.514%)	5.141%	5/15/38	920,000	920,168 (a)(b)
SHOPS Commercial Mortgage Trust, 2026-CSTL A	4.971%	5/5/39	1,550,000	1,543,589 (a)(b)
SLG Office Trust, 2026-OMA A	4.965%	4/15/41	1,100,000	1,102,943 (a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	4.628%	1/15/39	1,560,000	1,559,765 (a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 1A1	6.249%	3/25/34	48,709	48,154 (b)
Structured Asset Securities Corp., 2005-RF3 2A	4.436%	6/25/35	181,297	166,587 (a)(b)
STWD LLC, 2025-FL4 A (1 mo. Term SOFR + 1.450%)	5.063%	11/19/42	1,020,000	1,022,886 (a)(b)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.070%	2/15/42	1,120,000	1,114,513 (a)(b)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. Term SOFR + 2.264%)	5.849%	10/25/48	1,460,000	1,525,760 (a)(b)
Verus Securitization Trust, 2026-2 A2	4.844%	2/25/71	770,949	761,513 (a)

Total Collateralized Mortgage Obligations (Cost — $67,191,518)				65,946,537
Mortgage-Backed Securities — 4.2%
FHLMC — 1.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	1,295,159	1,231,802
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/42	1,909,498	1,651,783
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	3/1/42	280,306	249,903
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/52	269,013	255,113
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	1/1/53	730,464	748,655
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/53- 5/1/54	1,121,405	1,174,661
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.630%)	3.279%	1/1/49	3,220,561	3,173,150 (b)
Total FHLMC				8,485,067
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — 1.6%
Federal National Mortgage Association (FNMA)	2.280%	9/1/26	$1,148,332	$1,139,022
Federal National Mortgage Association (FNMA)	4.490%	6/1/28	260,000	261,091
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	686,497	660,959
Federal National Mortgage Association (FNMA)	3.000%	4/1/38- 2/1/40	1,140,099	1,086,907
Federal National Mortgage Association (FNMA)	4.500%	11/1/38- 1/1/59	539,111	530,100
Federal National Mortgage Association (FNMA)	2.000%	2/1/42	623,355	539,163
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	1,509,189	1,531,339
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	597,904	628,159
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	956,599	992,208
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.411%	9/1/37	183,924	185,587 (b)
Total FNMA				7,554,535
GNMA — 0.8%
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	18,306	16,880
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	119,261	101,268
Government National Mortgage Association (GNMA) II	5.500%	8/20/53	1,657,073	1,684,987
Government National Mortgage Association (GNMA) II	6.000%	11/20/53	873,989	903,533
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	1,046,146	1,096,225
Total GNMA				3,802,893

Total Mortgage-Backed Securities (Cost — $20,159,829)				19,842,495
U.S. Government & Agency Obligations — 4.1%
U.S. Government Agencies — 0.3%
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	3.760%	12/11/26	250,000	250,101 (b)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	3.720%	6/18/26	1,210,000	1,210,052 (b)
Total U.S. Government Agencies				1,460,153
U.S. Government Obligations — 3.8%
U.S. Treasury Notes	3.875%	7/31/27	950,000	949,369
U.S. Treasury Notes	3.500%	11/15/28	1,420,000	1,402,278
U.S. Treasury Notes	3.750%	1/31/31	210,000	206,620
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	4.000%	7/31/32	$15,750,000	$15,552,510
Total U.S. Government Obligations				18,110,777

Total U.S. Government & Agency Obligations (Cost — $19,842,924)				19,570,930
Senior Loans — 1.0%
Communication Services — 0.1%
Media — 0.1%
Nexstar Media Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.120%	6/28/32	337,450	337,988 (b)(e)(f)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	6.967%	3/31/31	295,000	266,342 (b)(e)(f)

Total Communication Services				604,330
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	5.370%	9/20/30	54,770	54,941 (b)(e)(f)
Specialty Retail — 0.3%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.870%	6/11/31	360,017	359,702 (b)(e)(f)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	2/3/31	380,000	371,192 (b)(e)(f)
Rent-A-Center Inc., 2025 Term Loan (3 mo. Term SOFR + 2.750%)	6.425%	8/13/32	501,694	503,367 (b)(e)(f)
Total Specialty Retail				1,234,261

Total Consumer Discretionary				1,289,202
Financials — 0.4%
Banks — 0.0%††
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.620%	11/24/32	210,000	208,635 (b)(e)(f)
Capital Markets — 0.1%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.120%	9/15/31	329,173	324,310 (b)(e)(f)
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.666%	12/15/31	139,632	139,025 (b)(e)(f)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	5.450%	11/6/28	192,500	193,863 (b)(e)(f)
Total Financial Services				332,888
Insurance — 0.2%
AmWINS Group Inc., 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.620%	1/30/32	438,889	438,404 (b)(e)(f)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	2/23/33	$396,788	$387,818 (b)(e)(f)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	6/20/30	49,852	50,019 (b)(e)(f)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.120%	7/31/31	139,648	139,696 (b)(e)(f)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.450%	5/6/31	20,000	19,857 (b)(e)(f)
Total Insurance				1,035,794

Total Financials				1,901,627
Health Care — 0.1%
Health Care Technology — 0.0%††
AthenaHealth Group Inc., Fourth Amendment Term Loan (3 mo. Term SOFR + 3.250%)	6.858%	2/17/32	129,673	129,125 (b)(e)(f)
Pharmaceuticals — 0.1%
Jazz Financing Luxembourg Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	5.870%	5/5/28	306,895	308,488 (b)(e)(f)

Total Health Care				437,613
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	194,256	67,990 *(g)(h)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	74,009	1,480 *(g)(h)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.625%	7/14/26	31,907	30,312 (b)(e)(f)(i)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.625%	7/14/26	7,913	7,517 (b)(e)(f)(i)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.625%	7/14/26	15,629	14,847 (b)(e)(f)(i)
Total Passenger Airlines				122,146
Professional Services — 0.0%††
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.235%	6/2/28	49,870	49,496 (b)(e)(f)

Total Industrials				171,642
Information Technology — 0.1%
Software — 0.1%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.950%	3/21/31	159,198	150,044 (b)(e)(f)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.470%	10/8/28	129,661	110,958 (b)(e)(f)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	5.913%	2/10/31	$139,649	$135,152 (b)(e)(f)

Total Information Technology				396,154
Total Senior Loans (Cost — $4,963,048)				4,800,568
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750	6/12/26	180	$450,000	1,125
3-Month SOFR Futures, Call @ $97.500	6/11/27	111	277,500	19,425

Total Purchased Options (Cost — $181,662)				20,550
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			60	1 *(j)
Spirit Aviation Holdings Inc.			10,243	154 *

Total Common Stocks (Cost — $143,870)				155
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $88,598)		3/12/30	7,278	109 *(a)(j)(k)
Total Investments before Short-Term Investments (Cost — $431,933,590)				429,316,529
	Rate		Shares
Short-Term Investments — 9.8%
Money Market Funds — 4.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $21,705,774)	3.568%		21,705,774	21,705,774 (l)(m)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — 2.3%
Credit Agricole Corporate and Investment Bank	3.800%	7/22/26	$5,000,000	$5,000,361
Swedbank AB	3.750%	7/22/26	6,000,000	5,999,030

Total Certificates of Deposit (Cost — $11,000,000)				10,999,391
U.S. Treasury Bills — 1.8%
U.S. Treasury Bills (Cost — $8,566,759)	3.753%	11/12/26	8,710,000	8,566,122 (n)

U.S. Government Agencies — 0.9%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $4,247,079)	3.834%	1/21/27	4,350,000	4,245,903 (n)

Commercial Paper — 0.3%
MUFG Securities Americas Inc. (Cost — $1,700,314)	4.377%	10/19/26	1,725,000	1,698,682 (n)

Total Short-Term Investments (Cost — $47,219,926)				47,215,872
Total Investments — 99.2% (Cost — $479,153,516)				476,532,401
Other Assets in Excess of Liabilities — 0.8%				3,870,304
Total Net Assets — 100.0%				$480,402,705

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	The coupon payment on this security is currently in default as of May 31, 2026.
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(j)	Restricted security (Note 9).
(k)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2026, the total market value of investments in Affiliated Companies was $21,705,774 and the cost was $21,705,774 (Note 8).

(n)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset Ultra-Short Income Fund
At May 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/11/26	$97.500	40	$100,000	$(2,750)
3-Month SOFR Futures, Put	12/11/26	96.500	85	212,500	(87,656)
U.S. Treasury 5-Year Notes Futures, Call	6/26/26	107.250	59	59,000	(23,047)
Total Exchange-Traded Written Options (Premiums received — $60,393)					$(113,453)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	91	6/26	$21,956,216	$21,924,175	$(32,041)
3-Month SOFR	81	3/27	19,575,845	19,474,425	(101,420)
3-Month SOFR	96	12/27	23,088,496	23,067,600	(20,896)
U.S. Treasury 10-Year Notes	96	9/26	10,491,466	10,543,500	52,034
					(102,323)
Contracts to Sell:
3-Month SOFR	96	12/26	23,110,966	23,103,600	7,366
U.S. Treasury 2-Year Notes	224	9/26	46,238,249	46,270,000	(31,751)
U.S. Treasury 5-Year Notes	144	9/26	15,384,315	15,438,376	(54,061)
U.S. Treasury Long-Term Bonds	14	9/26	1,565,356	1,571,062	(5,706)
U.S. Treasury Ultra 10-Year Notes	14	9/26	1,545,207	1,569,094	(23,887)
U.S. Treasury Ultra Long-Term Bonds	2	9/26	225,029	228,813	(3,784)
					(111,823)
Net unrealized depreciation on open futures contracts					$(214,146)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

 Western Asset Ultra-Short Income Fund
At May 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$72,502,000	3/15/28	3.580% annually	Daily SOFR Compound annually	$352,038	$14,659	$337,379
	39,097,000	1/31/33	3.520% annually	Daily SOFR Compound annually	916,314	80,791	835,523
Total	$111,599,000				$1,268,352	$95,450	$1,172,902

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	3.630%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Statement of Assets and Liabilities
May 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $457,447,742)	$454,826,627
Investments in affiliated securities, at value (Cost — $21,705,774)	21,705,774
Cash	1,003,453
Interest receivable	3,381,415
Deposits with brokers for centrally cleared swap contracts	1,453,868
Deposits with brokers for open futures contracts and exchange-traded options	915,943
Receivable for Fund shares sold	424,488
Receivable for securities sold	69,078
Dividends receivable from affiliated investments	56,523
Principal paydown receivable	45,217
Prepaid expenses	28,917
Total Assets	483,911,303
Liabilities:
Payable for securities purchased	2,362,481
Payable for Fund shares repurchased	643,254
Written options, at value (premiums received — $60,393)	113,453
Investment management fee payable	97,228
Service and/or distribution fees payable	51,812
Payable to brokers — net variation margin on centrally cleared swap contracts	44,308
Distributions payable	15,130
Payable to brokers — net variation margin on open futures contracts	11,418
Trustees’ fees payable	618
Accrued expenses	168,896
Total Liabilities	3,508,598
Total Net Assets	$480,402,705
Net Assets:
Par value (Note 7)	$519
Paid-in capital in excess of par value	501,468,092
Total distributable earnings (loss)	(21,065,906)
Total Net Assets	$480,402,705
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

Net Assets:
Class A	$233,329,381
Class C	$3,413,565
Class C1	$43,838
Class I	$211,273,342
Class IS	$32,342,579
Shares Outstanding:
Class A	25,163,639
Class C	363,703
Class C1	4,760
Class I	22,875,809
Class IS	3,488,169
Net Asset Value:
Class A (and redemption price)	$9.27
Class C*	$9.39
Class C1 (and redemption price)	$9.21
Class I (and redemption price)	$9.24
Class IS (and redemption price)	$9.27

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Statement of Operations
For the Year Ended May 31, 2026

Investment Income:
Interest	$18,022,668
Dividends from affiliated investments	482,699
Total Investment Income	18,505,367
Expenses:
Investment management fee (Note 2)	1,274,708
Service and/or distribution fees (Notes 2 and 5)	562,172
Transfer agent fees (Notes 2 and 5)	314,084
Registration fees	167,588
Fund accounting fees	76,064
Audit and tax fees	42,981
Shareholder reports	28,370
Legal fees	25,854
Trustees’ fees	13,099
Commitment fees (Note 10)	3,604
Custody fees	3,218
Insurance	2,752
Miscellaneous expenses	12,749
Total Expenses	2,527,243
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(329,963)
Net Expenses	2,197,280
Net Investment Income	16,308,087
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,345,395)
Futures contracts	1,543,659
Written options	610,889
Swap contracts	397,884
Net Realized Gain	1,207,037
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,159,517
Futures contracts	(246,694)
Written options	(111,861)
Swap contracts	1,031,792
Change in Net Unrealized Appreciation (Depreciation)	2,832,754
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	4,039,791
Increase in Net Assets From Operations	$20,347,878
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended May 31,	2026	2025
Operations:
Net investment income	$16,308,087	$15,555,624
Net realized gain (loss)	1,207,037	(2,666,857)
Change in net unrealized appreciation (depreciation)	2,832,754	10,238,555
Increase in Net Assets From Operations	20,347,878	23,127,322
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(16,899,018)	(16,721,817)
Decrease in Net Assets From Distributions to Shareholders	(16,899,018)	(16,721,817)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	266,035,998	339,541,214
Reinvestment of distributions	16,728,941	16,342,399
Cost of shares repurchased	(216,747,133)	(396,339,997)
Increase (Decrease) in Net Assets From Fund Share Transactions	66,017,806	(40,456,384)
Increase (Decrease) in Net Assets	69,466,666	(34,050,879)
Net Assets:
Beginning of year	410,936,039	444,986,918
End of year	$480,402,705	$410,936,039
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31:
Class A Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.20	$9.06	$8.79	$8.75	$9.03
Income (loss) from operations:
Net investment income	0.34	0.31	0.28	0.19	0.04
Net realized and unrealized gain (loss)	0.09	0.17	0.31	0.09	(0.23)
Total income (loss) from operations	0.43	0.48	0.59	0.28	(0.19)
Less distributions from:
Net investment income	(0.36)	(0.34)	(0.32)	(0.24)	(0.09)
Return of capital	—	—	(0.00)[2]	—	—
Total distributions	(0.36)	(0.34)	(0.32)	(0.24)	(0.09)
Net asset value, end of year	$9.27	$9.20	$9.06	$8.79	$8.75
Total return[3]	4.71%	5.35%	6.84%	3.28%	(2.09)%
Net assets, end of year (millions)	$233	$189	$170	$175	$271
Ratios to average net assets:
Gross expenses	0.71%	0.71%	0.68%	0.70%	0.66%
Net expenses[4,5]	0.65	0.65	0.65	0.65	0.65
Net investment income	3.71	3.41	3.13	2.18	0.47
Portfolio turnover rate	48%	35%	38%	10%	47%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%.
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31:
Class C Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.31	$9.17	$8.90	$8.86	$9.15
Income (loss) from operations:
Net investment income (loss)	0.27	0.24	0.21	0.15	(0.02)
Net realized and unrealized gain (loss)	0.10	0.17	0.32	0.07	(0.25)
Total income (loss) from operations	0.37	0.41	0.53	0.22	(0.27)
Less distributions from:
Net investment income	(0.29)	(0.27)	(0.26)	(0.18)	(0.02)
Return of capital	—	—	(0.00)[2]	—	—
Total distributions	(0.29)	(0.27)	(0.26)	(0.18)	(0.02)
Net asset value, end of year	$9.39	$9.31	$9.17	$8.90	$8.86
Total return[3]	4.02%	4.52%	6.00%	2.50%	(2.93)%
Net assets, end of year (000s)	$3,414	$4,197	$5,100	$6,486	$2,831
Ratios to average net assets:
Gross expenses	1.45%	1.45%	1.42%	1.43%	1.44%
Net expenses[4,5]	1.41	1.41	1.40	1.40	1.44
Net investment income (loss)	2.94	2.63	2.36	1.68	(0.27)
Portfolio turnover rate	48%	35%	38%	10%	47%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.63%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%.
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31:
Class C1 Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.13	$9.00	$8.73	$8.71	$8.95
Income (loss) from operations:
Net investment income (loss)	0.27	0.24	0.21	0.13	(0.03)
Net realized and unrealized gain (loss)	0.10	0.16	0.31	0.08	(0.15)
Total income (loss) from operations	0.37	0.40	0.52	0.21	(0.18)
Less distributions from:
Net investment income	(0.29)	(0.27)	(0.25)	(0.19)	(0.06)
Return of capital	—	—	(0.00)[2]	—	—
Total distributions	(0.29)	(0.27)	(0.25)	(0.19)	(0.06)
Net asset value, end of year	$9.21	$9.13	$9.00	$8.73	$8.71
Total return[3]	4.07%	4.47%	6.08%	2.40%	(2.04)%[4]
Net assets, end of year (000s)	$44	$49	$83	$80	$80
Ratios to average net assets:
Gross expenses	1.54%	1.41%	1.45%	1.52%	1.38%
Net expenses[5,6]	1.38	1.38	1.38	1.38	1.38
Net investment income (loss)	2.97	2.66	2.40	1.52	(0.35)
Portfolio turnover rate	48%	35%	38%	10%	47%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been -2.94% for the year ended May 31, 2022.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.38%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%.
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31:
Class I Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.16	$9.03	$8.76	$8.72	$9.00
Income (loss) from operations:
Net investment income	0.37	0.33	0.30	0.22	0.07
Net realized and unrealized gain (loss)	0.09	0.16	0.31	0.08	(0.23)
Total income (loss) from operations	0.46	0.49	0.61	0.30	(0.16)
Less distributions from:
Net investment income	(0.38)	(0.36)	(0.34)	(0.26)	(0.12)
Return of capital	—	—	(0.00)[2]	—	—
Total distributions	(0.38)	(0.36)	(0.34)	(0.26)	(0.12)
Net asset value, end of year	$9.24	$9.16	$9.03	$8.76	$8.72
Total return[3]	5.11%	5.52%	7.13%	3.55%	(1.84)%
Net assets, end of year (millions)	$211	$193	$233	$232	$271
Ratios to average net assets:
Gross expenses	0.48%	0.48%	0.45%	0.46%	0.43%
Net expenses[4,5]	0.38	0.38	0.38	0.38	0.38
Net investment income	3.98	3.66	3.40	2.48	0.75
Portfolio turnover rate	48%	35%	38%	10%	47%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.38%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%.
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31:
Class IS Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.19	$9.06	$8.79	$8.75	$9.03
Income (loss) from operations:
Net investment income	0.37	0.34	0.31	0.22	0.08
Net realized and unrealized gain (loss)	0.09	0.15	0.31	0.09	(0.24)
Total income (loss) from operations	0.46	0.49	0.62	0.31	(0.16)
Less distributions from:
Net investment income	(0.38)	(0.36)	(0.35)	(0.27)	(0.12)
Return of capital	—	—	(0.00)[2]	—	—
Total distributions	(0.38)	(0.36)	(0.35)	(0.27)	(0.12)
Net asset value, end of year	$9.27	$9.19	$9.06	$8.79	$8.75
Total return[3]	5.03%	5.66%	7.16%	3.58%	(1.80)%
Net assets, end of year (000s)	$32,343	$24,744	$37,351	$46,364	$64,146
Ratios to average net assets:
Gross expenses	0.39%	0.38%	0.37%	0.38%	0.36%
Net expenses[4,5]	0.35	0.35	0.35	0.35	0.35
Net investment income	4.01	3.69	3.42	2.51	0.85
Portfolio turnover rate	48%	35%	38%	10%	47%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%.
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation
Western Asset Ultra-Short Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Ultra-Short Income Fund 2026 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$237,351,070	—	$237,351,070
Asset-Backed Securities	—	81,784,115	—	81,784,115
Collateralized Mortgage Obligations	—	65,946,537	—	65,946,537
Mortgage-Backed Securities	—	19,842,495	—	19,842,495
U.S. Government & Agency Obligations	—	19,570,930	—	19,570,930
Senior Loans:
Industrials	—	102,172	$69,470	171,642
Other Senior Loans	—	4,628,926	—	4,628,926
Purchased Options	$20,550	—	—	20,550
Common Stocks:
Industrials	154	1	—	155
Warrants	—	109	—	109
Total Long-Term Investments	20,704	429,226,355	69,470	429,316,529
Short-Term Investments†:
Money Market Funds	21,705,774	—	—	21,705,774
Certificates of Deposit	—	10,999,391	—	10,999,391
U.S. Treasury Bills	—	8,566,122	—	8,566,122
U.S. Government Agencies	—	4,245,903	—	4,245,903
Commercial Paper	—	1,698,682	—	1,698,682
Total Short-Term Investments	21,705,774	25,510,098	—	47,215,872
Total Investments	$21,726,478	$454,736,453	$69,470	$476,532,401
Other Financial Instruments:
Futures Contracts††	$59,400	—	—	$59,400
Centrally Cleared Interest Rate Swaps††	—	$1,172,902	—	1,172,902
Total Other Financial Instruments	$59,400	$1,172,902	—	$1,232,302
Total	$21,785,878	$455,909,355	$69,470	$477,764,703
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$113,453	—	—	$113,453
Futures Contracts††	273,546	—	—	273,546
Total	$386,999	—	—	$386,999

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of
Western Asset Ultra-Short Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in

Western Asset Ultra-Short Income Fund 2026 Annual Report

contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2026, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended May 31, 2026, see Note 4.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Western Asset Ultra-Short Income Fund 2026 Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped
Western Asset Ultra-Short Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Credit and market risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

Western Asset Ultra-Short Income Fund 2026 Annual Report

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of May 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Ultra-Short Income Fund 2026 Annual Report

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(84,040)	$84,040
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class IS shares did not exceed 0.65%, 1.63%, 1.38%, 0.38% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended May 31, 2026, fees waived and/or expenses reimbursed amounted to $329,963, which included an affiliated money market fund waiver of $14,287.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of
Western Asset Ultra-Short Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at May 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class IS
Expires May 31, 2027	$101,550	$1,468	$26	$222,502	$10,875
Expires May 31, 2028	127,200	1,446	72	175,638	11,320
Total fee waivers/expense reimbursements subject to recapture	$228,750	$2,914	$98	$398,140	$22,195
For the year ended May 31, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended May 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $14,897 was earned by Investor Services.
There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. Class A shares of the Fund are not subject to a CDSC, however, Class A shares acquired through an exchange of shares from another fund sold by the Distributor that were subject to a CDSC remain subject to the original shares’ CDSC while held in the Fund.
For the year ended May 31, 2026, CDSCs paid to Franklin Distributors and its affiliates were as follows:

	Class A	Class C
CDSCs	$3,110	$29
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Western Asset Ultra-Short Income Fund 2026 Annual Report

3. Investments
During the year ended May 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$201,196,844	$42,237,888
Sales	163,912,480	24,594,529
At May 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$485,937,918	$1,531,592	$(10,937,109)	$(9,405,517)
Written options	(60,393)	11,666	(64,726)	(53,060)
Futures contracts	—	59,400	(273,546)	(214,146)
Swap contracts	95,450	1,172,902	—	1,172,902
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$20,550
Futures contracts[3]	59,400
Centrally cleared swap contracts[4]	1,172,902
Total	$1,252,852

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$113,453
Futures contracts[3]	273,546
Total	$386,999
Western Asset Ultra-Short Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended May 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(1,011,075)	—	$(1,011,075)
Futures contracts	1,543,659	—	1,543,659
Written options	610,889	—	610,889
Swap contracts	381,318	$16,566	397,884
Total	$1,524,791	$16,566	$1,541,357

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(146,288)
Futures contracts	(246,694)
Written options	(111,861)
Swap contracts	1,031,792
Total	$526,949

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

Western Asset Ultra-Short Income Fund 2026 Annual Report

During the year ended May 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$158,806
Written options	92,703
Futures contracts (to buy)	76,524,365
Futures contracts (to sell)	160,883,462
Average Notional Balance**
Interest rate swap contracts	$83,324,923
Credit default swap contracts (sell protection)†	2,845,385

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At May 31, 2026, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended May 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$524,469	$151,008
Class C	37,373	2,351
Class C1	330	179
Class I	—	160,244
Class IS	—	302
Total	$562,172	$314,084
For the year ended May 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$134,263
Class C	1,566
Class C1	74
Class I	181,776
Class IS	12,284
Total	$329,963
Western Asset Ultra-Short Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
6. Distributions to shareholders by class

	Year Ended May 31, 2026	Year Ended May 31, 2025
Net Investment Income:
Class A	$8,073,134	$6,551,176
Class C	114,988	129,832
Class C1	1,368	2,368
Class I	7,521,218	8,724,093
Class IS	1,188,310	1,314,348
Total	$16,899,018	$16,721,817
7. Shares of beneficial interest
At May 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended May 31, 2026		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	13,181,552	$121,941,415	9,174,665	$83,915,174
Shares issued on reinvestment	856,389	7,921,116	702,744	6,431,932
Shares repurchased	(9,404,814)	(87,001,198)	(8,076,991)	(73,866,688)
Net increase	4,633,127	$42,861,333	1,800,418	$16,480,418
Class C
Shares sold	75,638	$709,086	110,522	$1,020,394
Shares issued on reinvestment	12,156	113,819	13,949	129,150
Shares repurchased	(175,053)	(1,638,542)	(229,493)	(2,119,866)
Net decrease	(87,259)	$(815,637)	(105,022)	$(970,322)
Class C1
Shares sold	—	—	—	—
Shares issued on reinvestment	149	$1,366	259	$2,356
Shares repurchased	(705)	(6,453)	(4,139)	(37,776)
Net decrease	(556)	$(5,087)	(3,880)	$(35,420)
Class I
Shares sold	14,305,207	$131,886,275	27,286,484	$248,511,942
Shares issued on reinvestment	815,402	7,515,044	955,358	8,705,045
Shares repurchased	(13,336,762)	(122,796,155)	(32,931,715)	(300,061,459)
Net increase (decrease)	1,783,847	$16,605,164	(4,689,873)	$(42,844,472)

Western Asset Ultra-Short Income Fund 2026 Annual Report

	Year Ended May 31, 2026		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class IS
Shares sold	1,243,712	$11,499,222	666,185	$6,093,704
Shares issued on reinvestment	127,310	1,177,596	117,404	1,073,916
Shares repurchased	(573,918)	(5,304,785)	(2,214,096)	(20,254,208)
Net increase (decrease)	797,104	$7,372,033	(1,430,507)	$(13,086,588)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended May 31, 2026. The following transactions were effected in such company for the year ended May 31, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$10,687,165	$249,820,543	249,820,543	$238,801,934	238,801,934

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$482,699	—	$21,705,774
Western Asset Ultra-Short Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 5/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	60	3/25	$730	$1	$0.02	0.00%(a)
Spirit Airlines LLC, Warrants	7,278	3/25	88,598	109 (b)	0.01	0.00 (a)
Total			$89,328	$110		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended May 31, 2026.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$16,899,018	$16,721,817

Western Asset Ultra-Short Income Fund 2026 Annual Report

As of May 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$416,488
Deferred capital losses*	(13,395,760)
Other book/tax temporary differences(a)	413,188
Unrealized appreciation (depreciation)(b)	(8,499,822)
Total distributable earnings (loss) — net	$(21,065,906)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to derivative financial instruments and distributions payable.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable to wash sales, tax straddles, pass-through entity income and bond discounts and premiums.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Ultra-Short Income Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Ultra-Short Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Ultra-Short Income Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 22, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Ultra-Short Income Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2026:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$11,949,666
Section 163(j) Interest Earned	§163(j)	$15,621,398
Interest Earned from Federal Obligations	Note (1)	$734,183
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Ultra-Short Income Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Ultra-Short Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with
Western Asset Ultra-Short Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional short investment-grade debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 3-, 5- and 10-year periods ended December 31, 2025 was above the median and that the Fund’s performance for the 1-year period ended December 31, 2025 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its

Western Asset Ultra-Short Income Fund

actual total expense ratio to its peer group, consisting of a group of institutional short investment-grade debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and the Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Ultra-Short Income Fund

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Western Asset
Ultra-Short Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Ultra-Short Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Ultra-Short Income Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Ultra-Short Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90063-AFSOI 7/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
chief Executive Officer

Date:	July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 29, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 29, 2026